Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Loss before tax	$ (73,507)	$ (41,225)	$ (33,629)
Adjustments for non-monetary items
Depreciation	2,517	1,758	1,546
Amortization	1,092	632	367
Interest expense	658	1,224	1,073
Interest income	(20)	(96)	(86)
Gain on TriplePoint success fee	(430)
Expected credit loss allowance	(988)	763	872
Share-based compensation	8,514	1,359	717
Intangible assets write-off	30	226
Movements in provisions, pensions, and government grants	(23)	1,203	580
Research tax credit	(1,597)	(763)	(447)
Loss on disposal of property and equipment	22
Working capital changes
(Increase) decrease in accounts receivable	1,806	1,118	(4,352)
(Increase) decrease in prepaids and other assets	(2,330)	2,347	(2,009)
(Increase) decrease in inventory	(2,336)	536	(862)
Increase (decrease) in accounts payables, accrued expenses, deferred contract revenue, and other liabilities	8,980	(185)	5,603
Cash used in operating activities
Income tax received (paid)	(55)	153	(252)
Interest paid	(286)	(855)	(837)
Interest received	14	75	36
Net cash flows used in operating activities	(57,939)	(31,730)	(31,680)
Investing activities
Purchase of property and equipment	(2,683)	(450)	(1,355)
Acquisition of intangible assets	(130)	(318)	(1,678)
Capitalized development costs	(3,858)	(2,436)
Proceeds upon maturity of term deposits and short-term investments	21,878
Purchase of term deposits and short-term investments	(72,141)	(21,119)
Net cash flow used in investing activities	(56,934)	(24,323)	(3,033)
Financing activities
Proceeds from exercise of share options	4,527	1,072	1,760
Proceeds from issuance of share capital, net of transaction costs		107,643
Proceeds from initial public offering, net of transaction costs	211,663
Proceeds from greenshoe, net of transaction costs	8,488
Proceeds from private placement, net of transaction costs	19,648
Payment of TriplePoint success fee	(2,468)
Proceeds from borrowings		15,839
Repayments of borrowings	(3,167)	(16,529)	(1,967)
Payments of principal portion of lease liabilities	(918)	(980)	(816)
Net cash flow provided from (used in) financing activities	237,773	107,045	(1,023)
Increase (decrease) in cash and cash equivalents	122,900	50,992	(35,736)
Effect of exchange differences on cash balances	(4,563)	5,564	(102)
Cash and cash equivalents at beginning of the year	74,625	18,069	53,907
Cash and cash equivalents at end of the year	$ 192,962	$ 74,625	$ 18,069